Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.00016 per share
Amount Registered | shares	521,833
Proposed Maximum Offering Price per Unit	0.968
Maximum Aggregate Offering Price	$ 505,134.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.76
Offering Note	(1) Represents Mobile-health Network Solutions (the "Registrant")'s Class A ordinary shares, par value US$0.00016 per share ("Class A Ordinary Shares") and Class B ordinary shares, par value US$0.00016 per share ("Class B Ordinary Shares" and, together with the Class A Ordinary Shares, the "Ordinary Shares"). There is no trading market for the Registrant's Class B Ordinary Shares. The Class B Ordinary Shares may be converted into Class A Ordinary Shares according to the terms and provisions of the Registrant's memorandum and articles of association. (2) This registration statement on Form S-8 (this "Registration Statement") registers a maximum aggregate of 521,833 Ordinary Shares of the Registrant issuable pursuant to its MHNS equity incentive plan (the "MHNS Equity Incentive Plan"). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued under the MHNS Equity Incentive Plan to prevent dilution from share splits, share dividends, or similar transactions as provided in the MHNS Equity Incentive Plan. (3) Estimated for the sole purpose of computing the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant's Class A Ordinary Shares on February 19, 2026, as reported on NASDAQ